Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Schedule of Assets Held for Sale
ASSETS CLASSIFIED AS HELD FOR SALE

Million US dollar	30 June 2020	31 December 2019
Balance at the end of previous year	10 013	39
Reclassified to assets held for sale in the period	145	9 692
Disposals	(9 540)	(59)
Effect of movements in foreign exchange	(490)	341

Balance at the end of year	128	10 013

Summary of Liabilities Associated With Assets Held for Sale
LIABILITIES ASSOCIATED WITH ASSETS HELD FOR SAL
E

Million US dollar	30 June 2020	31 December 2019
Balance at the end of previous year	1 145	—
Reclassified to liabilities associated with assets held for sale	(46)	1 106
Disposals	(1 044)	—
Effect of movements in foreign exchange	(55)	39

Balance at the end of year	—	1 145

Summary of Assets And Liabilities Of Disposal Groups Held For Sale	Assets and liabilities relating to the Australian operations were classified as held for sale on the consolidated statement of financial position as at 31 December 2019 and disposed of upon the completion of the sale on 1 June 2020. The relevant assets and liabilities are detailed in the table below:

Million US dollar	1 June 2020	31 December 2019
Assets
Property, plant and equipment	581	625
Goodwill and intangible assets	8 584	9 030
Other assets	371	310

Assets classified as held for sale	9 537	9 965

Liabilities
Trade and other payables	(581)	(659)
Deferred tax liabilities	(363)	(380)
Other liabilities	(101)	(106)

Liabilities associated with assets held for sale	(1 044)	(1 145)

Net assets disposed of	8 493	—

Gain on divestiture of Australia (discontinued operations – exceptional)	1 919	—
Recycling of CTA and cashflow hedges	426	—

Consideration received	10 838	—

Summary of Results From Discontinued Operations
The following table summarizes the results of the Australian operations included in the condensed consolidated interim income statements and presented as discontinued operations
:

For the period ended Million US dollar	31 May 2020	30 June 2019 (restated)
Revenue	477	730
Profit from operations	178	367
Profit from discontinued operations	136	236

Summary of Cash Flow From Discontinued Operations
Cash flows attributable to the operating, investing and financing activities of the Australian operations are summarized as follows:

For the period ended Million US dollar	31 May 2020	30 June 2019 (restated)
Cash flow from operating activities	84	314
Cash flow from investing activities – proceeds from Australia divestiture	10 838	—
Cash flow from investing activities – other	(13)	(16)
Cash flow from financing activities	(6)	(13)

Net increase in cash and cash equivalents	10 903	285